Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Stock-Based Compensation [Abstract]
Summary of options
	Shares	Weighted Average Exercise Price

Options outstanding, as of June 30, 2017	141,000	$3.81
Granted	-	-
Exercised	-	-
Cancelled	-	-

Options outstanding, as of December 31, 2017	141,000	$3.81

Options exercisable, as of December 31, 2017	139,000	$3.83

	Shares	Weighted Average Exercise Price

Options outstanding, as of June 30, 2016	66,000	$6.88
Granted	950,000	2.78
Exercised	(75,000)	1.10
Cancelled	(800,000)	3.10

Options outstanding, as of June 30, 2017	141,000	$3.81

Options exercisable, as of June 30, 2017	64,000	$7.03

Summary of option outstanding and exercisable
Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$7.75	56,000	0.38 years	$7.75	56,000	0.38 years
$2.01	10,000	5.08 years	$2.01	8,000	5.08 years
$1.10	75,000	3.57 years	$1.10	75,000	3.57 years
	141,000			139,000

Outstanding Options			Exercisable Options
Exercise Price	Number	Average Remaining Contractual Life	Average Exercise Price	Number	Average Remaining Contractual Life
$7.75	56,000	0.88 years	$7.75	56,000	0.88 years
$2.01	10,000	5.59 years	$2.01	8,000	5.59 years
$1.10	75,000	4.07 years	$1.10	-	-
	141,000			64,000

Summary of warrant outstanding and exercisable
Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
139,032	139,032	$9.30	0.38 years

Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
139,032	139,032	$9.30	0.88 years